Directors' and Supervisors' Emoluments - Remuneration of Every Director and Supervisor (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Salaries, wages and welfare	¥ 9,796	¥ 12,353	¥ 10,746
Employer's contribution to a retirement benefit scheme	1,528	1,854	1,458
Total	11,324	14,207	12,204
Wang Chang Shun [Member]
Disclosure of transactions between related parties [line items]
Directors' fees			0
Salaries, wages and welfare			0
Housing allowance			0
Employer's contribution to a retirement benefit scheme			0
Total			0
Ma Xu Lun [Member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0	0
Salaries, wages and welfare	0	0	0
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	0
Total	0	0	0
Han Wen Sheng [Member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0	0
Salaries, wages and welfare	0	0	0
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	0
Total	0	0	0
Luo Lai Jun [Member]
Disclosure of transactions between related parties [line items]
Directors' fees	0
Salaries, wages and welfare	0
Housing allowance	0
Employer's contribution to a retirement benefit scheme	0
Total	0
Ren Ji Dong [Member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0
Salaries, wages and welfare	0	667
Housing allowance	0	0
Employer's contribution to a retirement benefit scheme	0	131
Total	0	798
Lin Xiao Chun [Member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0	0
Salaries, wages and welfare	687	655	633
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	157	147	125
Total	844	802	758
Yang Bin [Member]
Disclosure of transactions between related parties [line items]
Directors' fees	0	0
Salaries, wages and welfare	687	294
Housing allowance	0	0
Employer's contribution to a retirement benefit scheme	160	25
Total	847	319
Li Jia Shi [Member]
Disclosure of transactions between related parties [line items]
Directors' fees		0	0
Salaries, wages and welfare		0	0
Housing allowance		0	0
Employer's contribution to a retirement benefit scheme		0	0
Total		0	0
Mao Juan [Member]
Disclosure of transactions between related parties [line items]
Directors' fees		0	0
Salaries, wages and welfare		478	706
Housing allowance		0	0
Employer's contribution to a retirement benefit scheme		134	126
Total		612	832
Liu Chang Le [Member]
Disclosure of transactions between related parties [line items]
Directors' fees	200	133
Salaries, wages and welfare	0	0
Housing allowance	0	0
Employer's contribution to a retirement benefit scheme	0	0
Total	200	133
Guo Wei [Member]
Disclosure of transactions between related parties [line items]
Directors' fees	200	133
Salaries, wages and welfare	0	0
Housing allowance	0	0
Employer's contribution to a retirement benefit scheme	0	0
Total	200	133
Yan Yan [Member]
Disclosure of transactions between related parties [line items]
Directors' fees	167	133
Salaries, wages and welfare	0	0
Housing allowance	0	0
Employer's contribution to a retirement benefit scheme	0	0
Total	167	133
Gu Hui Zhong [Member]
Disclosure of transactions between related parties [line items]
Directors' fees	200	153	60
Salaries, wages and welfare	0	0	0
Housing allowance	0	0	0
Employer's contribution to a retirement benefit scheme	0	0	0
Total	200	153	60
Tan Jin Song [Member]
Disclosure of transactions between related parties [line items]
Directors' fees		50	150
Salaries, wages and welfare		0	0
Housing allowance		0	0
Employer's contribution to a retirement benefit scheme		0	0
Total		50	150
Jiao Shu Ge [Member]
Disclosure of transactions between related parties [line items]
Directors' fees		50	150
Salaries, wages and welfare		0	0
Housing allowance		0	0
Employer's contribution to a retirement benefit scheme		0	0
Total		50	150
Zheng Fan [Member]
Disclosure of transactions between related parties [line items]
Directors' fees		20	60
Salaries, wages and welfare		0	0
Housing allowance		0	0
Employer's contribution to a retirement benefit scheme		0	0
Total		¥ 20	¥ 60
Cai Hong Ping [Member]
Disclosure of transactions between related parties [line items]
Directors' fees	0
Salaries, wages and welfare	0
Housing allowance	0
Employer's contribution to a retirement benefit scheme	0
Total	¥ 0